Income Taxes (Deferred Income Taxes Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Deferred Tax Assets, Property, Plant and Equipment	$ 217	$ 786
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits	91	109
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals	59	61
Deferred Income Tax Assets, Non-capital and net capital losses carried forward	492	429
Deferred Income Tax Assets, Alternative minimum tax and foreign tax credits	205	199
Valuation Allowance	(12)	(6)
Deferred Tax Assets, Other	72	95
Deferred Income Tax Liabilities , Property, plant and equipment	(2,485)	(407)
Deferred Income Tax Liabilities , Risk management	(226)	(63)
Deferred Income Tax Liabilities , Unrealized foreign exchange gains	(48)	(120)
Deferred Income Tax Liabilities , Other	(26)	(29)
Deferred Tax Assets (Liability), Net, Total	$ (1,661)	$ 1,054